NET INCOME (LOSSES) PER SHARE ("EPS")	6 Months Ended
Jun. 30, 2025
NET INCOME (LOSSES) PER SHARE ("EPS")
NET INCOME (LOSSES) PER SHARE ("EPS")

13.NET INCOME (LOSSES) PER SHARE (“EPS”)

Basic losses per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted losses per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. Basic and diluted EPS are the same for each class of ordinary share because they are entitled to the same liquidation and dividend rights.

The following table sets forth the computation of basic and diluted net income per share for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024		2025
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net income (loss) from continuing operations	820,232	438,282	(134,108,988)	(70,989,149)
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	136.58	72.98	137.87	72.98
Basic EPS	0.01	0.01	(0.97)	(0.97)

	For the six months ended June 30,
	2024		2025
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net income (loss) from continuing operations	851,360	407,154	(134,108,988)	(70,989,149)
Reallocation of net income as a result of conversion of Class B to Class A shares	407,154	—	(70,989,149)	—
Net income (loss) from continuing operations for diluted EPS	1,258,514	407,154	(205,098,137)	(70,989,149)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	136.58	72.98	137.87	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98	—	72.98	—
“Adjustments for dilutive share options (millions of shares)”	16.02	—	—	—
Number of shares used for diluted EPS computation	225.58	72.98	210.85	72.98
Diluted EPS	0.01	0.01	(0.97)	(0.97)

13.NET INCOME (LOSSES) PER SHARE (“EPS”) – CONTINUED

	For the six months ended June 30,
	2024		2025
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net income (loss) from discontinued operations	15,071,798	8,053,447	(106,234,781)	(56,234,237)
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	136.58	72.98	137.87	72.98
Basic EPS	0.11	0.11	(0.77)	(0.77)

	For the six months ended June 30,
	2024		2025
	Class A	Class B	Class A	Class B
	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares
Numerator:
Net income (loss) from discontinued operations	15,643,729	7,481,516	(106,234,781)	(56,234,237)
Reallocation of net income as a result of conversion of Class B to Class A shares	7,481,516		(56,234,237)
Net income (loss) from discontinued operations for diluted EPS	23,125,245	7,481,516	(162,469,018)	(56,234,237)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	136.58	72.98	137.87	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72.98		72.98
“Adjustments for dilutive share options (millions of shares)”	16.02
Number of shares used for diluted EPS computation	225.58	72.98	210.85	72.98
Diluted EPS	0.10	0.10	(0.77)	(0.77)